STOCKHOLDERS' EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Beginning Balance	1,794,453	1,794,453	1,811,121
Granted	436,000	0	0
Exercised	0	0	0
Forfeited	0	0	(16,668)
Cancelled	0	0	0
Ending Balance	2,230,453	1,794,453	1,794,453	1,811,121
Options exercisable at end of period	1,794,453	1,794,453
Options expected to vest	436,000	0
Weighted Average Exercise Price
Beginning Balance	$ 7.21	$ 7.21	$ 7.20
Granted	2.80	0	0
Exercised	0	0	0
Forfeited	0	0	7.20
Cancelled	0	0	0
Ending Balance	6.35	7.21	$ 7.21	$ 7.20
Options exercisable at end of period	7.21	7.21
Options expected to vest	2.80
Weighted average fair value of options granted during the period	$ 1.19	$ 0
Weighted Average Remaining Contractual Life (Years)
Balance	5 years 18 days	4 years 2 months 12 days	5 years 2 months 12 days	6 years 1 month 24 days
Granted	10 years	0 years	0 years
Exercised	0 years	0 years	0 years
Forfeited	0 years	0 years	0 years
Cancelled	0 years	0 years	0 years